Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | FAM Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			4.92%	8.72%	10.37%
Investor Shares | FAM Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.77%	7.50%	9.13%
Investor Shares | FAM Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.76%	6.77%	8.29%
Investor Shares | FAM Value Fund Investor Class | S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Investor Shares | FAM Value Fund Investor Class | Russell MidCap® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.60%	8.67%	11.01%
Investor Shares | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			1.92%	7.37%	11.37%
Investor Shares | FAM Dividend Focus Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	6.85%	10.63%
Investor Shares | FAM Dividend Focus Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.77%	5.77%	9.22%
Investor Shares | FAM Dividend Focus Fund Investor Class | S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Investor Shares | FAM Dividend Focus Fund Investor Class | Russell MidCap® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%	8.67%	11.01%
Investor Shares | FAM Small Cap Fund Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			(11.57%)	5.97%	8.19%
Investor Shares | FAM Small Cap Fund Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.26%)	4.96%	7.29%
Investor Shares | FAM Small Cap Fund Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.35%)	4.68%	6.55%
Investor Shares | FAM Small Cap Fund Investor | S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%	14.42%	14.82%
Investor Shares | FAM Small Cap Fund Investor | Russell 2000® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[3]		12.81%	6.09%	9.62%
Institutional | FAM Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			5.11%	8.92%	10.56%
Institutional | FAM Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.97%	7.69%	9.30%
Institutional | FAM Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	6.93%	8.44%
Institutional | FAM Value Fund Institutional Class | S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%	14.42%	14.82%
Institutional | FAM Value Fund Institutional Class | Russell MidCap® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[4]		10.60%	8.67%	11.01%
Institutional | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			1.92%	7.37%	11.37%
Institutional | FAM Dividend Focus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	6.85%	10.63%
Institutional | FAM Dividend Focus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.77%	5.77%	9.22%
Institutional | FAM Dividend Focus Fund Institutional Class | S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.88%	14.42%	14.82%
Institutional | FAM Dividend Focus Fund Institutional Class | Russell MidCap® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[5]		10.60%	8.67%	11.01%
Institutional | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			(11.50%)	6.07%	8.31%
Institutional | FAM Small Cap Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.18%)	5.07%	7.41%
Institutional | FAM Small Cap Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.31%)	4.76%	6.65%
Institutional | FAM Small Cap Fund Institutional Class | S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Institutional | FAM Small Cap Fund Institutional Class | Russell 2000® Index*
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	9.62%

[1]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[2]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[3]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[4]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.
[5]	In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.